Employee Benefits	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Employee Benefits
NOTE 17 EMPLOYEE BENEFITS

Employee Retirement Savings Plan The Company has a defined contribution retirement savings plan that covers substantially all its employees. Qualified employees are allowed to contribute up to 75 percent of their annual compensation, subject to Internal Revenue Service limits, through salary deductions under Section 401(k) of the Internal Revenue Code. Employee contributions are invested at their direction among a variety of investment alternatives. Employee contributions are 100 percent matched by the Company, up to four percent of each employee’s eligible annual compensation. The Company’s matching contribution vests immediately and is invested in the same manner as each employee’s future contribution elections. Total expense for the Company’s matching contributions was $122 million, $118 million and $111 million in 2014, 2013 and 2012, respectively.

Pension Plans The Company has tax qualified noncontributory defined benefit pension plans that provide benefits to substantially all its employees. Participants receive annual cash balance pay credits based on eligible pay multiplied by a percentage determined by their age and years of service. Participants also receive an annual interest credit. Employees become vested upon completing three years of vesting service. For participants in the plan before 2010 that elected to stay under their existing formula, pension benefits are provided to eligible employees based on years of service, multiplied by a percentage of their final average pay. Additionally, as a result of plan mergers, a portion of pension benefits may also be provided using a cash balance benefit formula where only interest credits continue to be credited to participants’ accounts.

In general, the Company’s qualified pension plans’ funding objectives include maintaining a funded status sufficient to meet participant benefit obligations over time while reducing long-term funding requirements and pension costs. The Company has an established process for evaluating all of the plans, their performance and significant plan assumptions, including the assumed discount rate and the long-term rate of return (“LTROR”). Annually, the Company’s Compensation and Human Resources Committee (the “Committee”), assisted by outside consultants, evaluates plan objectives, funding policies and plan investment policies considering its long-term investment time horizon and asset allocation strategies. The process also evaluates significant plan assumptions. Although plan assumptions are established annually, the Company may update its analysis on an interim basis in order to be responsive to significant events that occur during the year, such as plan mergers and amendments.

The Company’s funding policy is to contribute amounts to its plans sufficient to meet the minimum funding requirements of the Employee Retirement Income Security Act of 1974, as amended by the Pension Protection Act, plus such additional amounts as the Company determines to be appropriate. The Company made contributions of $475 million and $296 million to its pension plan in 2014 and 2013, respectively, and does not anticipate making contributions to its pension plan in 2015. Any contributions made to the qualified plans are invested in accordance with established investment policies and asset allocation strategies.

In addition to the funded qualified pension plans, the Company maintains non-qualified plans that are unfunded and provide benefits to certain employees. The assumptions used in computing the accumulated benefit obligation, the projected benefit obligation and net pension expense are substantially consistent with those assumptions used for the funded qualified plans. In 2015, the Company expects to contribute $21 million to its non-qualified pension plans which equals the 2015 expected benefit payments.

Postretirement Welfare Plan In addition to providing pension benefits, the Company provides health care and death benefits to certain former employees who retired prior to January 1, 2014. Employees retiring after December 31, 2013, are not eligible for retiree health care benefits. This plan change decreased the plan’s benefit obligation by $35 million during 2013, and is subsequently being amortized as a reduction to plan expense over the remaining life of the plan participants. The Company expects to contribute $7 million to its postretirement welfare plan in 2015.

The following table summarizes the changes in benefit obligations and plan assets for the years ended December 31, and the funded status and amounts recognized in the Consolidated Balance Sheet at December 31 for the retirement plans:

	Pension Plans		Postretirement Welfare Plan
(Dollars in Millions)	2014	2013	2014	2013
Change In Projected Benefit Obligation
Benefit obligation at beginning of measurement period	$3,895	$4,096	$100	$142
Service cost	152	168	–	3
Interest cost	197	170	3	4
Participants’ contributions	–	–	11	10
Plan amendments	–	–	–	(35)
Actuarial loss (gain)	781	(388)	13	(2)
Lump sum settlements(a)	(286)	(34)	–	–
Benefit payments	(127)	(117)	(25)	(24)
Federal subsidy on benefits paid	–	–	2	2
Benefit obligation at end of measurement period(b)	$4,612	$3,895	$104	$100
Change In Fair Value Of Plan Assets
Fair value at beginning of measurement period	$2,831	$2,321	$92	$105
Actual return on plan assets	269	343	–	–
Employer contributions	500	318	7	1
Participants’ contributions	–	–	11	10
Lump sum settlements(a)	(286)	(34)	–	–
Benefit payments	(127)	(117)	(25)	(24)
Fair value at end of measurement period	$3,187	$2,831	$85	$92
Funded (Unfunded) Status	$(1,425)	$(1,064)	$(19)	$(8)
Components Of The Consolidated Balance Sheet
Current benefit liability	$(21)	$(20)	$–	$–
Noncurrent benefit liability	(1,404)	(1,044)	(19)	(8)
Recognized amount	$(1,425)	$(1,064)	$(19)	$(8)
Accumulated Other Comprehensive Income (Loss), Pretax
Net actuarial gain (loss)	$(1,894)	$(1,333)	$55	$75
Net prior service credit (cost)	11	16	31	34
Recognized amount	$(1,883)	$(1,317)	$86	$109
(a)	2014 includes $242 million of payments as a result of a bulk lump sum offering to certain deferred vested participants.
(b)	At December 31, 2014 and 2013, the accumulated benefit obligation for all pension plans was $4.3 billion and $3.6 billion, respectively.

The following table provides information for pension plans with benefit obligations in excess of plan assets at December 31:

(Dollars in Millions)	2014	2013
Pension Plans with Projected Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$4,612	$3,853
Fair value of plan assets	3,187	2,787
Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$4,612	$3,853
Accumulated benefit obligation	4,250	3,566
Fair value of plan assets	3,187	2,787

The following table sets forth the components of net periodic benefit cost and other amounts recognized in accumulated other comprehensive income (loss) for the years ended December 31 for the retirement plans:

	Pension Plans			Postretirement Welfare Plan
(Dollars in Millions)	2014	2013	2012	2014	2013	2012
Components Of Net Periodic Benefit Cost
Service cost	$152	$168	$129	$–	$3	$5
Interest cost	197	170	168	3	4	7
Expected return on plan assets	(208)	(176)	(191)	(1)	(2)	(2)
Prior service cost (credit) and transition obligation (asset) amortization	(5)	(5)	(4)	(3)	(1)	–
Actuarial loss (gain) amortization	158	264	161	(6)	(9)	(7)
Net periodic benefit cost	$294	$421	$263	$(7)	$(5)	$3
Other Changes In Plan Assets And Benefit Obligations Recognized In Other Comprehensive Income (Loss)
Net actuarial gain (loss) arising during the year	$(719)	$555	$(567)	$(14)	$–	$24
Net actuarial loss (gain) amortized during the year	158	264	161	(6)	(9)	(7)
Net prior service credit (cost) arising during the year	–	–	–	–	35	–
Net prior service cost (credit) and transition obligation (asset) amortized during the year	(5)	(5)	(4)	(3)	(1)	–
Total recognized in other comprehensive income (loss)	$(566)	$814	$(410)	$(23)	$25	$17
Total recognized in net periodic benefit cost and other comprehensive income (loss)(a)(b)	$(860)	$393	$(673)	$(16)	$30	$14
(a)	The pretax estimated actuarial loss (gain) and prior service cost (credit) for the pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in 2015 are $235 million and $(5) million, respectively.
(b)	The pretax estimated actuarial loss (gain) and prior service cost (credit) for the postretirement welfare plan that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in 2015 are $(4) million and $(3) million, respectively.

The following table sets forth weighted average assumptions used to determine the projected benefit obligations at December 31:

	Pension Plans		Postretirement Welfare Plan
(Dollars in Millions)	2014	2013	2014	2013
Discount rate(a)	4.13%	4.97%	3.46%	3.93%
Rate of compensation increase(b)	4.07	4.02	*	*
Health care cost trend rate for the next year(c)			7.00%	7.50%
Effect on accumulated postretirement benefit obligation
One percent increase			$6	$5
One percent decrease			(5)	(4)
(a)	The discount rates were developed using a cash flow matching bond model with a modified duration for the qualified pension plans, non-qualified pension plans and postretirement welfare plan of 15.9, 12.4, and 6.8 years, respectively, for 2014, and 14.6, 11.5 and 6.4 years, respectively, for 2013.
(b)	Determined on an active liability weighted basis.
(c)	The rate is assumed to decrease gradually to 5.00 percent by 2019 and remain at this level thereafter.
*	Not applicable

The following table sets forth weighted average assumptions used to determine net periodic benefit cost for the years ended December 31:

	Pension Plans			Postretirement Welfare Plan
(Dollars in Millions)	2014	2013	2012	2014	2013	2012
Discount rate(a)	4.97%	4.07%	5.07%	3.93%	3.10%	4.30%
Expected return on plan assets(b)	7.50	7.50	8.00	1.50	1.50	2.25
Rate of compensation increase(c)	4.02	4.08	4.05	*	*	*
Health care cost trend rate(d)
Prior to age 65				7.50%	8.00%	8.00%
After age 65				7.50	8.00	12.00
Effect on total of service cost and interest cost
One percent increase				$–	$–	$–
One percent decrease				–	–	–
(a)	The discount rates were developed using a cash flow matching bond model with a modified duration for the qualified pension plans, non-qualified pension plans and postretirement welfare plan of 14.6, 11.5 and 6.4 years, respectively, for 2014, and 15.9, 12.2 and 7.2 years, respectively, for 2013.
(b)	With the help of an independent pension consultant, the Company considers several sources when developing its expected long-term rates of return on plan assets assumptions, including, but not limited to, past returns and estimates of future returns given the plans’ asset allocation, economic conditions, and peer group LTROR information. The Company determines its expected long-term rates of return reflecting current economic conditions and plan assets.
(c)	Determined on an active liability weighted basis.
(d)	The pre-65 and post-65 rates are both assumed to decrease gradually to 5.00 percent by 2019 and remain at that level thereafter.
*	Not applicable

Investment Policies and Asset Allocation In establishing its investment policies and asset allocation strategies, the Company considers expected returns and the volatility associated with different strategies. An independent consultant performs modeling that projects numerous outcomes using a broad range of possible scenarios, including a mix of possible rates of inflation and economic growth. Starting with current economic information, the model bases its projections on past relationships between inflation, fixed income rates and equity returns when these types of economic conditions have existed over the previous 30 years, both in the U.S. and in foreign countries. Estimated future returns and other actuarially determined adjustments are also considered in calculating the estimated return on assets.

Generally, based on historical performance of the various investment asset classes, investments in equities have outperformed other investment classes but are subject to higher volatility. In an effort to minimize volatility, while recognizing the long-term up-side potential of investing in equities, the Committee has determined that a target asset allocation of 30 percent debt securities, 35 percent passively managed global equities, 8 percent actively managed global equities, 7 percent mid-small cap equities, 5 percent emerging markets equities, 5 percent real estate equities, 5 percent hedge funds and 5 percent private equity is appropriate.

At December 31, 2014 and 2013, plan assets of the qualified pension plans included asset management arrangements with related parties totaling $70 million and $119 million, respectively.

In accordance with authoritative accounting guidance, the Company groups plan assets into a three-level hierarchy for valuation techniques used to measure their fair value based on whether the valuation inputs are observable or unobservable. Refer to Note 22 for further discussion on these levels.

The assets of the qualified pension plans include investments in equity and U.S. Treasury securities whose fair values are determined based on quoted prices in active markets and are classified within Level 1 of the fair value hierarchy. The qualified pension plans also invest in collective investment and mutual funds whose fair values are determined using the net asset value provided by the administrator of the fund and are classified as Level 2. In addition, the qualified pension plans invest in debt securities and foreign currency transactions that are valued using third party pricing services and are classified as Level 2. The qualified pension plans invest in hedge funds and private equity funds whose fair values are determined using the net asset value provided by the fund administrators. The Company’s ability to redeem at net asset value is restricted, and accordingly, the investments in hedge and private equity funds are classified as Level 3. Additionally, the qualified pension plans invest in limited partnership interests, and in debt securities whose fair values are determined by the Company by analyzing the limited partnerships’ audited financial statements and by averaging the prices obtained from independent pricing services, respectively. These securities are classified as Level 3.

The following table summarizes the plan investment assets measured at fair value at December 31:

	Pension Plans						Postretirement Welfare Plan
	2014			2013			2014	2013
(Dollars in Millions)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 1
Cash and cash equivalents	$78	$–	$–	$62	$–	$–	$85	$92
Debt securities	347	496	–	217	343	–	–	–
Corporate stock
Domestic equity securities	196	–	–	217	–	–	–	–
Mid-small cap equity securities(a)	146	–	–	148	–	–	–	–
International equity securities	197	–	–	229	–	–	–	–
Real estate equity securities(b)	163	–	–	137	–	–	–	–
Collective investment funds
Domestic equity securities	–	539	–	–	538	–	–	–
Mid-small cap equity securities(c)	–	54	–	–	58	–	–	–
Emerging markets equity securities	–	75	–	–	58	–	–	–
International equity securities	–	421	–	–	472	–	–	–
Mutual funds
Debt securities	–	219	–	–	177	–	–	–
Emerging markets equity securities	–	81	–	–	75	–	–	–
Hedge funds(d)	–	–	148	–	–	103	–	–
Private equity	–	–	25	–	–	–	–	–
Other	–	–	2	–	(7)	4	–	–
Total	$1,127	$1,885	$175	$1,010	$1,714	$107	$85	$92
(a)	At December 31, 2014 and 2013, securities included $141 million in domestic equities, and $5 million and $7 million in international equities, respectively.
(b)	At December 31, 2014 and 2013, securities included $89 million and $67 million in domestic equities, respectively, and $74 million and $70 million in international equities, respectively.
(c)	At December 31, 2014 and 2013, securities included $25 million and $26 million in domestic equities, respectively, $27 million and $22 million in international equities, respectively, and $2 million and $10 million in cash and cash equivalents, respectively.
(d)	This category consists of several investment strategies diversified across several hedge fund managers.

The following table summarizes the changes in fair value for all plan investment assets measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31:

	2014			2013			2012
(Dollars in Millions)	Hedge Funds	Private Equity	Other	Debt Securities	Hedge Funds	Other	Debt Securities	Other
Balance at beginning of period	$103	$–	$4	$7	$–	$3	$7	$6
Unrealized gains (losses) relating to assets still held at end of year	7	(2)	(2)	–	–	–	1	(2)
Purchases, sales, and settlements, net	38	27	–	(7)	103	1	(1)	(1)
Balance at end of period	$148	$25	$2	$–	$103	$4	$7	$3

The following benefit payments are expected to be paid from the retirement plans for the years ended December 31:

(Dollars in Millions)	Pension Plans	Postretirement Welfare Plan(a)	Medicare Part D Subsidy Receipts
2015	$177	$14	$2
2016	188	13	2
2017	197	12	2
2018	207	12	2
2019	214	11	2
2020 – 2024	1,259	44	9
(a)	Net of expected retiree contributions and before Medicare Part D subsidy.